15. Investment in Affiliates	12 Months Ended
Dec. 31, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in Affiliates

15.	Investment in Affiliates

Investment in affiliates represents: i) the investment in EnSync, Inc. (formerly known as ZBB Energy Corporation) (“ENS”) with net amount of $nil and $nil as of December 31, 2018 and 2017, respectively; ii) and the investment in Sinsin of $69,606 and $69,606 as of December 31, 2018 and 2017, respectively (see Note 6 Deconsolidation of Sinsin).

The investment in ENS consists of i) 8,000,000 shares of ENS’s common stock (“Purchased Common Stock”), ii) 28,048 shares of ENS’s convertible preferred stock (“Convertible Preferred Stock”), and iii) warrant to acquire 50,000,000 shares of ENS’s common stock (“Warrant”). Total cash consideration of ENS investment was $33,390, of which $16,947 was recognized for Warrant, $3,244 was recognized for the initial cost of investment in Purchased Common Stock, and the remaining $13,199 was recognized for the initial cost of investment of Convertible Preferred Stock. The decrease in fair value of $nil, $nil and $2,328 of the Warrant was recognized as Change in fair value of derivative asset/liabilities in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016. The Group derecognized the investment in the Purchased Common Stock under the equity method and recorded a gain of $3,599 in earnings for the year ended December 31, 2016. The investment in Purchased Common Stock was fully impairment as of December 31, 2018 and 2017, and impairment provision of $nil, $2,214 and $9,895 was provided for investment in Convertible Preferred Stock during the years ended December 31, 2018, 2017 and 2016. As of December 31, 2018 and 2017, the net investment in ENS was $nil and $ nil, respectively.